Basis of Consolidation and Accounting Policies - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2023
Mynaric Lasercom GmbH, Munich
Disclosure of subsidiaries [line items]
Shareholding	100.00%
Consolidation	fully consolidated
Mynaric Systems GmbH, Munich
Disclosure of subsidiaries [line items]
Shareholding	100.00%
Consolidation	fully consolidated
Mynaric USA, Inc., Los Angeles
Disclosure of subsidiaries [line items]
Shareholding	100.00%
Consolidation	fully consolidated
Mynaric Government Solutions Inc Arlington USA [Member]
Disclosure of subsidiaries [line items]
Shareholding	100.00%
Consolidation	fully consolidated